Subordinated Notes And Debentures	12 Months Ended
Oct. 31, 2020
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Subordinated Notes And Debentures

NOTE 19: SUBORDINATED NOTES AND DEBENTURES

Subordinated notes and debentures are direct unsecured obligations of the Bank or its subsidiaries and are subordinated in right of payment to the claims of depositors and certain other creditors. Redemptions, cancellations, exchanges, and modifications of subordinated debentures qualifying as regulatory capital are subject to the consent and approval of OSFI.

Subordinated Notes and Debentures
(millions of Canadian dollars, except as noted)	As at
Maturity date	Interest rate (%)		Reset spread (%)		Earliest par redemption date		October 31 2020	October 31 2019
May 26, 2025	9.150		n/a		–		$200	$198
June 24, 2025[1]	2.692	[2]	1.210	[2]	June 24, 2020	[3]	–	1,496
September 30, 2025[1]	2.982	[2]	1.830	[2]	September 30, 2020	[4]	–	996
September 14, 2028[1]	3.589	[2]	1.060	[2]	September 14, 2023		1,743	1,738
July 25, 2029[1]	3.224	[2]	1.250	[2]	July 25, 2024		1,561	1,509
April 22, 2030[1]	3.105	[2]	2.160	[2]	April 22, 2025	[5]	2,974	–
March 4, 2031[1]	4.859	[2]	3.490	[2]	March 4, 2026		1,279	1,206
September 15, 2031[1]	3.625	[6]	2.205	[6]	September 15, 2026		1,881	1,842
January 26, 2032[1]	3.060	[2]	1.330	[2]	January 26, 2027		1,839	1,740
Total							$11,477	$10,725

[1]

Non-viability contingent capital (NVCC). The subordinated notes and debentures qualify as regulatory capital under OSFI’s Capital Adequacy Requirements (CAR) guideline. If a NVCC conversion were to occur in accordance with the NVCC Provisions, the maximum number of common shares that could be issued based on the formula for conversion set out in the respective prospectus supplements, assuming there is no declared and unpaid interest on the respective subordinated notes, would be 525 million for the 3.589% subordinated debentures due September 14, 2028, 450 million for the 3.224% subordinated debentures due July 25, 2029, 900 million for the 3.105% subordinated debentures due April 22, 2030, 375 million for the 4.859% subordinated debentures due March 4, 2031, 450 million for the 3.625% subordinated debentures due September 15, 2031 (assuming a Canadian to U.S. dollar exchange rate of 1.00), and 525 million for the 3.060% subordinated debentures due January 26, 2032.

[2]

Interest rate is for the period to but excluding the earliest par redemption date, and thereafter, it will be reset at a rate of three-month Bankers’ Acceptance rate (as such term is defined in the applicable offering document) plus the reset spread noted.

[3]

On June 24, 2020, the Bank redeemed all of its outstanding $1.5 billion 2.692% NVCC subordinated debentures due June 24, 2025, at a redemption price of 100% of the principal amount plus accrued and unpaid interest to, but excluding, the redemption date.

[4]

On September 30, 2020, the Bank redeemed all of its outstanding $1 billion 2.982% NVCC subordinated debentures due September 30, 2025, at a redemption price of 100% of the principal amount plus accrued and unpaid interest to, but excluding, the redemption date.

[5]

On April 22, 2020, the Bank issued $3 billion of NVCC medium-term notes constituting subordinated indebtedness of the Bank (the “Notes”). The Notes bear interest at a fixed rate of 3.105% per annum (paid semi-annually) until April 22, 2025, and at the three-month Bankers’ Acceptance rate (as such term is defined in the applicable offering document) plus 2.16% thereafter (paid quarterly) until maturity on April 22, 2030. With the prior approval of OSFI, the Bank may, at its option, redeem the Notes on or after April 22, 2025, in whole or in part, at par plus accrued and unpaid interest. Not more than 60 nor less than 30 days’ notice is required to be given to the Notes’ holders for such redemptions.

[6]	Interest rate is for the period to but excluding the earliest par redemption date, and thereafter, it will be reset at a rate of 5-year Mid-Swap Rate plus the reset spread noted.

The total change in subordinated notes and debentures for the year ended October 31, 2020 primarily relates to the issuance and redemption of subordinated debentures, foreign exchange translation, and the basis adjustment for fair value hedges.

REPAYMENT SCHEDULE

The aggregate remaining maturities of the Bank’s subordinated notes and debentures are as follows:

Maturities
(millions of Canadian dollars)		As at
	October 31 2020	October 31 2019
Within 1 year	$–	$–
Over 1 year to 3 years	–	–
Over 3 years to 4 years	–	–
Over 4 years to 5 years	200	–

Over 5 years	11,277	10,725
Total	$11,477	$10,725